Investments	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Investments
Note 5 - Investments

Breakdown according to type of investment

	December 31
	2017	2016
	USD thousands	USD thousands
Short-term investments
Deposits held at financial institutions, in USD	(*)56,693	(*)37,849

Investments in marketable securities
Mutual funds	15	13
	56,708	37,862
Long-term investments
Deposits held at financial institutions, in USD	5,171	9,017

The deposits outstanding, as of December 31, 2017, bear annual interest of 0.86%-2.00%.

The Group’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets are disclosed in Note 26.

(*) Including restricted cash in the amount of USD 1,107 thousand and USD 1,331 thousand for bank guarantees, as of December 31, 2017 and December 31, 2016, respectively.